Shareholder Fees - Wilshire International Equity Fund	Apr. 30, 2026 USD ($)
Wilshire International Equity Fund - Investment Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Maximum Account Fee	$ 0
Wilshire International Equity Fund - Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Maximum Account Fee	$ 0